Organization And Summary Of Significant Accounting Policies (Schedule Of Changes In Provision For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization And Summary Of Significant Accounting Policies [Abstract]
Opening balance	$ 6,892	$ 5,641	$ 4,484
Additions during the year	2,895	2,217	2,024
Deductions during the year	(2,207)	(966)	(867)
Closing balance	$ 7,580	$ 6,892	$ 5,641